Other Liabilities (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [abstract]
Restricted share units (note 20)	$ 246	$ 125
Other non-current liabilities	253	1,041
Other liabilities	$ 499	$ 1,166